SECURTER SYSTEMS INC.	9 Months Ended
Sep. 30, 2020
Disclosure of detailed information about business combination [abstract]
SECURTER SYSTEMS INC.

On February 26, 2019, the Company entered into an agreement with Securter Inc., in terms of which a newly formed corporation, Securter Systems Inc. (“SSI”) would acquire all the assets and liabilities of Securter Inc. Upon incorporation, SSI issued 25,937,594 Class A common shares to the shareholders of Securter Inc. and 100,000 Class B common shares to the Company. Each Class B common share is non-participating and carries 1,000 votes. The Company shall have the right to purchase up to 30.3% Class A common shares of SSI at a price of US$0.23 per share for a total purchase consideration of up to US$3,000,000.

During the nine months ended September 30, 2020, certain adjustments to the value of the assets transferred to SSI upon incorporation totalling $3,078 were recognized.

During the period ended September 8, 2020, a further 173,913 class A common shares of Securter Systems Inc. were issued to the Company. As at September 8, 2020, SSI had 27,382,515 Class A Common Shares issued and outstanding whereby the Company held 773,563 of Class A Shares of SSI.

On September 8, 2020, SSI completed a reorganization of its share capital. All the Class A Common Shares and Class B Common shares were canceled, and 19,767,000 Class A Common Shares were issued from Treasury, of which 3,817,000 were issued to the Company at a price of $0.07. As the Company ceased to hold voting control of SSI as a result of the reorganization, the results of SSI are consolidated with those of the Company up to the date of loss of voting control. The Company recognized a gain of $ 13,148 resulting from the reorganization and will account for its investment in SSI on the cost basis from the date of the reorganization.

The Company held a voting and participating economic interest in SSI of 19.3% as at September 30, 2020.

The following is the summarized statement of financial position of Securter Systems Inc. as at September 7, 2020 and December 31, 2019:

	September 7, 2020		December 31, 2019
	$		$

Current

Assets		26,413		79
Liabilities		(2,183)		-

Total Current Net Assets		24,230		79

Non-Current

Assets		29,840		26,761
Liabilities		(26,600)		(26,565)

Total Non-Current Net Assets		3,240		196

Total Net Equity by Shareholders		27,470		275

The following is the summarized comprehensive loss of Securter Systems Inc. for the period from inception to the year ended December 31, 2019 and for the period ended September 7, 2020:

	$

Net Loss for the period from inception to the year ended December 31, 2019		158,844
Net Loss for the period ended September 8, 2020		185,455

		343,299